DESCRIPTION OF THE PLAN (Details) - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) withdrawal year loan	Dec. 31, 2024 USD ($)
EBP, Description of the Plan [Line Items]
Participant contribution, percent of eligible compensation, minimum	1.00%
Participant contribution, percent of eligible compensation, maximum	50.00%
Rollover contributions	$ 9,600,000	$ 7,900,000
Automatic deferral rate, annual increase	1.00%
Employer contribution, matching amount	$ 1.00
Employer contribution, percentage of participant compensation matched	7.00%
Discretionary employer contributions approved	$ 2,300,000	2,100,000
Discretionary employer contributions funded by Valero	$ 2,200,000	1,600,000
Participant contribution, vesting percentage	100.00%
Employer contribution, vesting percentage	100.00%
Retirement age | year	65
Forfeited nonvested account, decrease from employer contribution	$ 560,000	450,000
Forfeited nonvested account	$ 360,000	$ 521,000
Participant and employer contribution, investment direction percentage	100.00%
Number of withdrawals | withdrawal	1
Withdrawal period	6 months
Withdrawal completion period, employer account	5 years
Withdrawal completion period, discretionary employer account	3 years
Withdrawal completion period, after previous withdrawal	36 months
Minimum account balance for elected distribution	$ 5,000
Minimum borrowing, amount	500
Maximum borrowing amount	$ 50,000
Maximum borrowing, highest outstanding balance period	1 year
Maximum borrowing to total account, percentage	50.00%
General loan, maximum borrowing term	5 years
Primary residence, maximum borrowing term	15 years
Basis spread on variable rate	1.00%
Number of loans outstanding, maximum | loan	2
Valero Common Stock [Member]
EBP, Description of the Plan [Line Items]
Participant and employer contribution, investment direction percentage	20.00%
Participant and employer contribution, investment, percent of aggregate value in Valero common stock, threshold	50.00%
Renewables Organization Employees [Member]
EBP, Description of the Plan [Line Items]
Employer contribution, vesting percentage	100.00%
Employer contribution, annual vesting percentage	20.00%
Employer contribution, vesting service period	5 years
Discretionary employer contribution, vesting percentage	100.00%
Discretionary employer contribution, vesting service period	3 years
Minimum [Member]
EBP, Description of the Plan [Line Items]
Automatic deferral rate	7.00%
Maximum [Member]
EBP, Description of the Plan [Line Items]
Automatic deferral rate	10.00%